Significant Events - Summary of Financial Impacts of Samarco Dam Failure (Parenthetical) (Detail) - USD ($) $ in Millions	12 Months Ended
	Jun. 30, 2019	Jun. 30, 2018
Disclosure of exceptional items [line items]
Funding provided during the period	$ (303)
Samarco dam failure [member]
Disclosure of exceptional items [line items]
Change in estimate	(579)	$ (560)
Exchange translation	(7)	131
Funding provided during the period	(96)
Utilisation	(328)	$ (285)
Continuation of reparatory and compensatory programs [member] | Samarco dam failure [member]
Disclosure of exceptional items [line items]
Utilisation	(313)
Dam stabilisation and expert costs [member] | Samarco dam failure [member]
Disclosure of exceptional items [line items]
Utilisation	$ (15)